Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 86,540	$ 69,852	$ 58,626	$ 82,162	$ 45,478	$ 42,284	$ 40,457	$ 34,700	$ 25,738	$ 28,730	$ 25,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 74,517	60,303	50,694	71,187	39,489	36,785	35,269	30,312	22,511
Retirement Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Retirement Shares
Account Value	$ 67,766	54,677	45,839	64,191	35,513	33,001	31,554	27,039
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,493	9,069	7,035
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,508
Retirement Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Retirement Shares
Account Value	$ 11,501	9,069	7,027
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 78,687	63,908	53,725	62,374	43,266	40,614	37,266	32,468	27,397	26,824	25,000
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Account Value	$ 51,001	46,731	39,425	59,224	39,128	37,813	37,999	31,182	25,065	$ 28,085	$ 25,000
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return Index
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 72,785	59,115	49,696	57,696	40,021	37,568	34,471	30,033	25,342
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Account Value	$ 45,614	41,795	35,261	52,969	34,995	33,819	33,985	27,888	$ 22,418
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return Index
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 61,967	50,329	42,309	49,120	34,072	31,984	29,348	25,569
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Account Value	$ 42,815	39,231	33,097	$ 49,718	$ 32,848	$ 31,744	$ 31,900	$ 26,177
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Total Return Index
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Net (USD)
Account Value	$ 12,105	10,071	8,498
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Account Value	$ 10,400	9,317	8,266
MSCI WORLD ex USA SMALL CAP Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD INDEX ex USA SMALL CAP Net (USD)
Account Value	$ 9,006	8,354	7,591
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Net (USD)
Account Value	$ 11,979
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Account Value	$ 11,115
MSCI WORLD ex USA SMALL CAP Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD INDEX ex USA SMALL CAP Net (USD)
Account Value	$ 10,597
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Net (USD)
Account Value	$ 11,497	9,566	8,072
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Account Value	$ 10,459	9,370	8,313
MSCI WORLD ex USA SMALL CAP Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD INDEX ex USA SMALL CAP Net (USD)
Account Value	$ 9,280	$ 8,608	$ 7,822